Other non-current liabilities (Schedule of Other non-current liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities, Noncurrent [Abstract]
Deferred tax liabilities	$ 1,805	$ 474
Other	813	1,085
Other non-current liabilities	$ 2,618	$ 1,559